Components of Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Finished goods	$ 98,307	$ 39,896
Work in process	111,530	56,146
Raw materials	78,127	67,062
Inventory, Net	$ 287,964	$ 163,104